ETFB Green SRI REITs ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Australia - 8.1%
Arena REIT	14,220	$ 31,860
Cromwell Property Group	60,717	18,337
Dexus Industria REIT	15,657	27,052
Mirvac Group	58,903	74,053
Stockland	95,166	285,407
Vicinity Ltd.	142,877	268,937
		705,646

Belgium - 1.3%
Shurgard Self Storage Ltd.	3,996	116,549

New Zealand - 0.2%
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	14,691	17,266

Singapore - 0.9%
AIMS APAC REIT	62,450	77,832

United Kingdom - 1.0%
Custodian Property Income REIT PLC	25,136	29,260
Picton Property Income Ltd.	15,202	15,180
Target Healthcare REIT PLC	27,545	41,962
		86,402

United States - 87.5% (a)
American Healthcare REIT, Inc.	4,235	235,466
American Homes 4 Rent - Class A	2,941	98,288
AvalonBay Communities, Inc.	2,025	375,860
Camden Property Trust	340	37,675
CubeSmart	3,249	134,704
Digital Realty Trust, Inc.	3,942	743,146
EastGroup Properties, Inc.	1,171	244,751
Equity LifeStyle Properties, Inc.	3,295	214,406
Equity Residential	5,586	371,190
Essex Property Trust, Inc.	833	236,689
First Industrial Realty Trust, Inc.	1,755	115,549
Invitation Homes, Inc.	7,616	226,348
Lineage, Inc.	1,769	74,953
Mid-America Apartment Communities, Inc.	123	16,278
Prologis, Inc.	7,535	1,089,636
Rexford Industrial Realty, Inc.	3,763	142,128
Simon Property Group, Inc.	4,809	1,103,040
STAG Industrial, Inc.	543	20,775
Sun Communities, Inc.	1,871	231,031
Tanger, Inc.	3,071	124,867
Terreno Realty Corp.	2,914	208,788
Ventas, Inc.	3,601	336,729
Welltower, Inc.	5,312	1,245,345
		7,627,642
TOTAL COMMON STOCKS (Cost $7,276,656)		8,631,337

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	78,427		78,427
TOTAL MONEY MARKET FUNDS (Cost $78,427)			78,427

TOTAL INVESTMENTS - 99.9% (Cost $7,355,083)			8,709,764
Other Assets in Excess of Liabilities - 0.1%		0.00114	9,953
TOTAL NET ASSETS - 100.0%			$ 8,719,717

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

ETFB Green SRI REITs ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 8,631,337	$ –	$ –	$ 8,631,337
Money Market Funds	78,427	–	–	78,427
Total Investments	$ 8,709,764	$ –	$ –	$ 8,709,764

Refer to the Schedule of Investments for further disaggregation of investment categories.